Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Cash	$ 11,134				$ 5,758
Asset Pledged as Collateral [Member] | Appeals Bond [Member]
Loss Contingencies [Line Items]
Cash			$ 700
Complaint Against Legacy MIC Seeking Advancement of Indemnification Expenses [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, estimate of possible loss		$ 1,200
Alleged Commission For Proposed Sale of Fort Worth Taylor Parking Facility [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, estimate of possible loss				$ 700
Arbitration With One Vendor Regarding Disputes Over Amounts Payable [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, estimate of possible loss		$ 1,800